UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2018

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.50%

Aerospace & Defense 1.31%

Harris Corp.	8,100	$1,267
Raytheon Co.	14,200	2,910
Spirit AeroSystems Holdings, Inc. Class A	21,800	1,752
Total		5,929

Airlines 0.87%

Delta Air Lines, Inc.	75,400	3,937

Auto Components 0.43%

Gentex Corp.	85,600	1,947

Automobiles 1.07%

Ford Motor Co.	428,900	4,821

Banks 13.32%

Bank of America Corp.	428,300	12,815
CIT Group, Inc.	59,500	3,151
Citigroup, Inc.	48,000	3,277
Citizens Financial Group, Inc.	141,000	5,850
Comerica, Inc.	14,200	1,343
First Horizon National Corp.	211,700	3,874
JPMorgan Chase & Co.	183,800	19,994
U.S. Bancorp	137,900	6,957
Wells Fargo & Co.	53,800	2,795
Total		60,056

Beverages 0.60%

Coca-Cola Co. (The)	62,100	2,683

Biotechnology 0.62%

Amgen, Inc.	16,000	2,792

Building Products 0.96%

Johnson Controls International plc	128,000	4,335

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2018

Investments	Shares	Fair Value (000)
Capital Markets 3.85%

Affiliated Managers Group, Inc.	26,000	$4,286
Ameriprise Financial, Inc.	17,100	2,398
CME Group, Inc.	9,800	1,545
E*TRADE Financial Corp.*	91,900	5,577
Invesco Ltd.	122,400	3,546
Total		17,352

Chemicals 2.39%

Celanese Corp. Series A	34,700	3,771
DowDuPont, Inc.	21,100	1,334
Huntsman Corp.	40,800	1,215
LyondellBasell Industries NV Class A	42,000	4,441
Total		10,761

Communications Equipment 2.05%

Cisco Systems, Inc.	209,100	9,261

Consumer Finance 2.55%

Ally Financial, Inc.	68,100	1,777
Capital One Financial Corp.	25,400	2,302
Discover Financial Services	75,500	5,379
Santander Consumer USA Holdings, Inc.	58,900	1,087
Synchrony Financial	28,700	952
Total		11,497

Containers & Packaging 0.96%

Graphic Packaging Holding Co.	302,600	4,327

Diversified Financial Services 2.19%

Berkshire Hathaway, Inc. Class B*	38,700	7,497
Voya Financial, Inc.	45,000	2,356
Total		9,853

Diversified Telecommunication Services 3.00%

AT&T, Inc.	259,100	8,473
Verizon Communications, Inc.	102,400	5,053
Total		13,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2018

Investments	Shares	Fair Value (000)
Electric: Utilities 4.43%

American Electric Power Co., Inc.	68,300	$4,780
Duke Energy Corp.	58,600	4,697
Edison International	60,000	3,931
Great Plains Energy, Inc.	43,500	1,424
PPL Corp.	176,500	5,136
Total		19,968

Electrical Equipment 1.68%

Eaton Corp. plc	59,300	4,449
Hubbell, Inc.	30,000	3,116
Total		7,565

Energy Equipment & Services 1.52%

Rowan Cos., plc Class A*	134,300	1,940
Schlumberger Ltd.	71,400	4,895
Total		6,835

Equity Real Estate Investment Trusts 4.41%

AvalonBay Communities, Inc.	30,100	4,906
Digital Realty Trust, Inc.	16,800	1,775
Douglas Emmett, Inc.	48,800	1,819
Duke Realty Corp.	144,900	3,927
Extra Space Storage, Inc.	24,400	2,186
Federal Realty Investment Trust	31,400	3,638
UDR, Inc.	45,700	1,652
Total		19,903

Food & Staples Retailing 2.04%

Kroger Co. (The)	35,000	882
Walgreens Boots Alliance, Inc.	71,200	4,731
Walmart, Inc.	40,700	3,600
Total		9,213

Food Products 2.05%

J.M. Smucker Co. (The)	12,700	1,449
Kraft Heinz Co. (The)	34,600	1,951
Mondelez International, Inc. Class A	33,800	1,335
Tyson Foods, Inc. Class A	64,500	4,521
Total		9,256

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 2.83%

Abbott Laboratories	128,700	$7,481
Baxter International, Inc.	20,300	1,411
Medtronic plc (Ireland)(a)	48,200	3,862
Total		12,754

Health Care Providers & Services 3.09%

Cardinal Health, Inc.	54,600	3,504
Centene Corp.*	22,300	2,421
Envision Healthcare Corp.*	65,700	2,442
Express Scripts Holding Co.*	60,600	4,587
McKesson Corp.	6,200	969
Total		13,923

Hotels, Restaurants & Leisure 0.54%

Carnival Corp.	38,600	2,434

Household Durables 1.55%

Lennar Corp. Class A	59,800	3,163
Newell Brands, Inc.	78,800	2,177
Whirlpool Corp.	10,500	1,627
Total		6,967

Household Products 1.54%

Kimberly-Clark Corp.	14,100	1,460
Procter & Gamble Co. (The)	75,600	5,469
Total		6,929

Information Technology Services 1.07%

DXC Technology Co.	16,700	1,721
International Business Machines Corp.	21,350	3,095
Total		4,816

Insurance 5.18%

Allstate Corp. (The)	16,700	1,634
Arch Capital Group Ltd.*	46,100	3,694
Chubb Ltd. (Switzerland)(a)	31,000	4,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2018

Investments	Shares	Fair Value (000)
Insurance (continued)

Hartford Financial Services Group, Inc. (The)	78,400	$4,221
Prudential Financial, Inc.	29,200	3,104
RenaissanceRe Holdings Ltd.	34,600	4,707
Torchmark Corp.	20,500	1,778
Total		23,344

Machinery 1.44%

Caterpillar, Inc.	19,600	2,829
Dover Corp.	20,700	1,919
Pentair plc (United Kingdom)(a)	25,800	1,736
Total		6,484

Media 1.50%

Comcast Corp. Class A	122,200	3,836
Walt Disney Co. (The)	29,200	2,930
Total		6,766

Multi-Line Retail 0.86%

Dollar General Corp.	14,500	1,400
Target Corp.	34,000	2,468
Total		3,868

Multi-Utilities 1.45%

Dominion Energy, Inc.	54,000	3,594
Sempra Energy	26,400	2,952
Total		6,546

Oil, Gas & Consumable Fuels 10.04%

Anadarko Petroleum Corp.	37,900	2,551
Chevron Corp.	133,900	16,752
ConocoPhillips	119,600	7,834
Devon Energy Corp.	88,800	3,226
Exxon Mobil Corp.	80,700	6,274
Kinder Morgan, Inc.	110,400	1,747
Valero Energy Corp.	62,100	6,889
Total		45,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2018

Investments	Shares	Fair Value (000)
Pharmaceuticals 7.49%

Johnson & Johnson	87,700	$11,093
Merck & Co., Inc.	88,600	5,216
Mylan NV*	91,300	3,539
Pfizer, Inc.	380,100	13,915
Total		33,763

Road & Rail 0.55%

Union Pacific Corp.	18,600	2,486

Semiconductors & Semiconductor Equipment 3.78%

Applied Materials, Inc.	24,100	1,197
Intel Corp.	174,700	9,018
Qorvo, Inc.*	52,700	3,552
QUALCOMM, Inc.	64,200	3,275
Total		17,042

Software 0.89%

FireEye, Inc.*	144,500	2,608
Oracle Corp.	30,400	1,389
Total		3,997

Specialty Retail 0.41%

Sally Beauty Holdings, Inc.*	107,100	1,852

Technology Hardware, Storage & Peripherals 1.24%

HP, Inc.	69,400	1,491
NetApp, Inc.	38,500	2,563
Xerox Corp.	49,300	1,551
Total		5,605

Tobacco 0.94%

Philip Morris International, Inc.	51,600	4,231

Trading Companies & Distributors 0.81%

Air Lease Corp.	87,700	3,656
Total Common Stocks (cost $432,513,913)		448,553

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED LARGE CAP VALUE FUND April 30, 2018

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.12%

Repurchase Agreements

Repurchase Agreement dated 4/30/2018, 0.74% due 5/1/2018 with Fixed Income Clearing Corp. collateralized by $540,000 of U.S. Treasury Inflation Note at 0.625% due 4/15/2023; value: $538,650; proceeds: $525,636 (cost $525,625)	$526	$526
Total Investments in Securities 99.62% (cost $433,039,538)		449,079
Other Assets in Excess of Liabilities(b) 0.38%		1,730
Net Assets 100.00%		$450,809

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at April 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	June 2018	14	Long	$1,924,592	$1,852,900	$(71,692)

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$448,553	$—	$—	$448,553
Repurchase Agreements	—	526	—	526
Total	$448,553	$526	$—	$449,079
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(72)	—	—	(72)
Total	$(72)	$—	$—	$(72)

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.57%

Aerospace & Defense 2.23%

Harris Corp.	50,500	$7,899
Spirit AeroSystems Holdings, Inc. Class A	30,200	2,427
Textron, Inc.	117,200	7,283
Total		17,609

Airlines 1.46%

Alaska Air Group, Inc.	28,600	1,857
American Airlines Group, Inc.	121,900	5,233
United Continental Holdings, Inc.*	65,100	4,397
Total		11,487

Auto Components 0.49%

Gentex Corp.	168,300	3,827

Banks 8.52%

CIT Group, Inc.	132,000	6,989
Citizens Financial Group, Inc.	183,900	7,630
Comerica, Inc.	121,300	11,472
East West Bancorp, Inc.	48,200	3,211
First Horizon National Corp.	292,000	5,344
KeyCorp	590,000	11,753
M&T Bank Corp.	60,600	11,046
SunTrust Banks, Inc.	34,400	2,298
Western Alliance Bancorp*	127,300	7,508
Total		67,251

Beverages 0.71%

Molson Coors Brewing Co. Class B	78,800	5,614

Capital Markets 3.49%

Affiliated Managers Group, Inc.	17,500	2,885
E*TRADE Financial Corp.*	142,900	8,671
Invesco Ltd.	427,100	12,373
T. Rowe Price Group, Inc.	31,400	3,574
Total		27,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2018

Investments	Shares	Fair Value (000)
Chemicals 1.75%

Albemarle Corp.	18,700	$1,813
Celanese Corp. Series A	78,200	8,498
Huntsman Corp.	116,401	3,465
Total		13,776

Commercial Services & Supplies 0.61%

KAR Auction Services, Inc.	92,400	4,804

Communications Equipment 0.63%

Juniper Networks, Inc.	201,600	4,957

Consumer Finance 1.89%

Santander Consumer USA Holdings, Inc.	250,300	4,618
Synchrony Financial	311,000	10,316
Total		14,934

Containers & Packaging 2.09%

Avery Dennison Corp.	24,900	2,610
Bemis Co., Inc.	52,300	2,263
Crown Holdings, Inc.*	110,100	5,487
Graphic Packaging Holding Co.	428,500	6,128
Total		16,488

Electric: Utilities 5.11%

Alliant Energy Corp.	139,100	5,974
Edison International	118,600	7,771
Eversource Energy	58,400	3,519
FirstEnergy Corp.	93,300	3,209
Great Plains Energy, Inc.	247,100	8,088
PPL Corp.	301,400	8,771
Xcel Energy, Inc.	64,700	3,030
Total		40,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2018

Investments	Shares	Fair Value (000)
Electrical Equipment 1.00%

AMETEK, Inc.	33,900	$2,366
Hubbell, Inc.	53,400	5,546
Total		7,912

Electronic Equipment, Instruments & Components 0.64%

Arrow Electronics, Inc.*	29,700	2,220
Jabil, Inc.	107,400	2,857
Total		5,077

Energy Equipment & Services 1.96%

National Oilwell Varco, Inc.	146,700	5,673
Rowan Cos., plc Class A*	457,000	6,599
Superior Energy Services, Inc.*	299,900	3,218
Total		15,490

Equity Real Estate Investment Trusts 13.32%

American Homes 4 Rent Class A	159,600	3,224
AvalonBay Communities, Inc.	38,800	6,324
Boston Properties, Inc.	67,900	8,244
Digital Realty Trust, Inc.	34,600	3,657
Duke Realty Corp.	363,600	9,854
Essex Property Trust, Inc.	19,200	4,602
Extra Space Storage, Inc.	26,900	2,410
GGP, Inc.	285,500	5,707
Kimco Realty Corp.	359,500	5,216
Mid-America Apartment Communities, Inc.	53,800	4,920
Prologis, Inc.	127,900	8,302
Regency Centers Corp.	73,000	4,296
SL Green Realty Corp.	90,700	8,865
Starwood Property Trust, Inc.	220,900	4,630
UDR, Inc.	254,600	9,204
Ventas, Inc.	160,600	8,258
Vornado Realty Trust	108,700	7,395
Total		105,108

Food & Staples Retailing 0.75%

US Foods Holding Corp.*	173,000	5,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2018

Investments	Shares	Fair Value (000)
Food Products 2.89%

Bunge Ltd.	81,900	$5,916
J.M. Smucker Co. (The)	32,000	3,651
Pinnacle Foods, Inc.	63,000	3,805
Tyson Foods, Inc. Class A	135,000	9,463
Total		22,835

Health Care Equipment & Supplies 1.80%

Hologic, Inc.*	127,000	4,926
STERIS plc (United Kingdom)(a)	34,500	3,261
Zimmer Biomet Holdings, Inc.	52,500	6,047
Total		14,234

Health Care Providers & Services 2.98%

Cardinal Health, Inc.	117,700	7,553
Centene Corp.*	25,100	2,725
Envision Healthcare Corp.*	133,700	4,970
Laboratory Corp. of America Holdings*	32,500	5,550
Quest Diagnostics, Inc.	26,900	2,722
Total		23,520

Hotels, Restaurants & Leisure 1.96%

Aramark	169,800	6,349
MGM Resorts International	155,900	4,899
Norwegian Cruise Line Holdings Ltd.*	43,600	2,331
Royal Caribbean Cruises Ltd.	17,100	1,850
Total		15,429

Household Durables 2.15%

Leggett & Platt, Inc.	46,100	1,869
Lennar Corp. Class A	170,641	9,025
Newell Brands, Inc.	219,100	6,054
Total		16,948

Independent Power and Renewable Electricity Producer 1.05%

AES Corp.	678,000	8,299

Information Technology Services 2.09%

Fidelity National Information Services, Inc.	77,800	7,389
Leidos Holdings, Inc.	142,100	9,127
Total		16,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2018

Investments	Shares	Fair Value (000)
Insurance 7.01%

Arch Capital Group Ltd.*	76,600	$6,138
Argo Group International Holdings Ltd.	44,000	2,572
Arthur J Gallagher & Co.	100,800	7,055
FNF Group	132,200	4,869
Hanover Insurance Group, Inc. (The)	27,300	3,135
Hartford Financial Services Group, Inc. (The)	183,100	9,858
Lincoln National Corp.	39,400	2,783
Reinsurance Group of America, Inc.	25,200	3,765
RenaissanceRe Holdings Ltd.	58,600	7,972
Torchmark Corp.	53,100	4,606
Unum Group	53,600	2,593
Total		55,346

Internet Software & Services 0.29%

Twitter, Inc.*	76,200	2,310

Leisure Products 0.40%

Hasbro, Inc.	36,100	3,180

Life Sciences Tools & Services 0.55%

PerkinElmer, Inc.	59,400	4,358

Machinery 4.30%

Cummins, Inc.	21,900	3,501
Dover Corp.	107,200	9,937
PACCAR, Inc.	73,300	4,667
Pentair plc (United Kingdom)(a)	117,400	7,899
Stanley Black & Decker, Inc.	55,900	7,915
Total		33,919

Media 1.39%

Discovery, Inc. Class A*	147,100	3,479
News Corp. Class A	210,700	3,367
Viacom, Inc. Class B	137,700	4,153
Total		10,999

Metals & Mining 0.74%

Steel Dynamics, Inc.	131,000	5,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2018

Investments	Shares	Fair Value (000)
Multi-Line Retail 1.96%

Dollar General Corp.	89,200	$8,610
Kohl’s Corp.	63,200	3,926
Macy’s, Inc.	95,100	2,955
Total		15,491

Multi-Utilities 3.64%

Ameren Corp.	87,600	5,135
Consolidated Edison, Inc.	61,100	4,896
Public Service Enterprise Group, Inc.	148,000	7,718
Sempra Energy	98,100	10,968
Total		28,717

Oil, Gas & Consumable Fuels 6.47%

Cimarex Energy Co.	70,600	7,101
Continental Resources, Inc.*	84,600	5,589
EQT Corp.	69,300	3,478
Hess Corp.	135,500	7,722
Marathon Oil Corp.	417,400	7,617
Marathon Petroleum Corp.	153,700	11,514
Pioneer Natural Resources Co.	24,300	4,898
Williams Cos., Inc. (The)	123,000	3,165
Total		51,084

Paper & Forest Products 0.67%

Domtar Corp.	120,200	5,277

Pharmaceuticals 1.26%

Mylan NV*	256,100	9,926

Professional Services 0.82%

ManpowerGroup, Inc.	67,500	6,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2018

Investments	Shares	Fair Value (000)
Real Estate Management & Development 0.54%

Jones Lang LaSalle, Inc.	25,100	$4,255

Road & Rail 0.62%

Ryder System, Inc.	72,200	4,869

Semiconductors & Semiconductor Equipment 1.47%

Marvell Technology Group Ltd.	238,100	4,776
Qorvo, Inc.*	100,900	6,801
Total		11,577

Specialty Retail 1.66%

Advance Auto Parts, Inc.	22,600	2,586
Burlington Stores, Inc.*	26,300	3,573
Penske Automotive Group, Inc.	101,300	4,569
Sally Beauty Holdings, Inc.*	139,000	2,403
Total		13,131

Technology Hardware, Storage & Peripherals 1.76%

NetApp, Inc.	110,700	7,370
Western Digital Corp.	50,800	4,003
Xerox Corp.	79,300	2,494
Total		13,867

Textiles, Apparel & Luxury Goods 1.32%

PVH Corp.	65,400	10,442

Trading Companies & Distributors 0.84%

Air Lease Corp.	158,200	6,595

Water Utilities 0.29%

Aqua America, Inc.	65,400	2,299
Total Common Stocks (cost $784,683,376)		785,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT EQUITY TRUST - CALIBRATED MID CAP VALUE FUND April 30, 2018

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.39%

Repurchase Agreement

Repurchase Agreement dated 4/30/2018, 0.74% due 5/1/2018 with Fixed Income Clearing Corp. collateralized by $3,120,000 of U.S. Treasury Inflation Note at 0.625% due 4/15/2023; value: $3,112,200; proceeds: $3,051,188 (cost $3,051,125)	$3,051	$3,051
Total Investments in Securities 99.96% (cost $787,734,501)		788,917
Other Assets in Excess of Liabilities(b) 0.04%		291
Net Assets 100.00%		$789,208

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at April 30, 2018:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	June 2018	24	Long	$3,213,365	$3,176,400	$(36,965)

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$785,866	$—	$—	$785,866
Repurchase Agreement	—	3,051	—	3,051
Total	$785,866	$3,051	$—	$788,917
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(37)	—	—	(37)
Total	$(37)	$—	$—	$(37)

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended April 30, 2018.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale quoted price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(e)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of April 30, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Tax cost	$437,598,928	$804,621,451
Gross unrealized gain	36,955,016	36,951,085
Gross unrealized loss	(25,547,051)	(52,692,820)
Net unrealized security gain (loss)	$11,407,965	$(15,741,735)

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of certain distribution, futures and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the period ended April 30, 2018 (as described in note 2(c)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of April 30, 2018, Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund had index futures contracts with a cumulative unrealized depreciation of ($71,692) and ($36,965), respectively, which is included on the Schedule of Investments.

Item 2: Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 25, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 25, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: June 25, 2018